Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Taxes

15.	Income Taxes

The components of the income tax provision were as follows (in thousands):

	Year Ended December 31,
	2011	2010
Current
Federal	$104	$6
State	12	1
Foreign	807	526
Deferred	(150)	(206)
Total income tax provision	$773	$327

The components of earnings before income taxes are summarized below (in thousands):

	Year Ended December 31,
	2011	2010
U.S. operations	$(540)	$(972)
Foreign	3,784	4,533
Income from continuing operations before income taxes	$3,244	$3,561

A reconciliation from the statutory U.S. income tax rate to the Company's effective income tax rate, as computed on earnings before income taxes, is as follows:

	Year Ended December 31,
	2011	2010
Federal income tax at statutory rate	35%	35%
State and local income tax, net	-	-
Foreign rate differential	(9)	(5)
Uncertain tax positions	3	4
Foreign tax recovery	(11)	(23)
Other	6	(1)
Effective income tax expense rate	24%	9%

The Company’s provision for income taxes reflects an effective tax rate on earnings before income taxes of 24% in 2011 (9% in 2010). The increase in the effective rate resulted primarily from a settlement the Company reached with the Canadian tax authority in 2010 that partially reversed an assessment recorded in 2008. The Company recognized a $0.8 million benefit in its 2010 tax provision related to the settlement and another $0.3 million benefit which was recorded during 2011. In addition, the Company's effective tax rate also increased due to U.S. net operating loss carryforwards that were used in 2010 but no longer available throughout 2011.  The U.S. net operating loss carryforwards were utilized primarily as a result of distributions received from the Company's foreign subsidiaries.

The net deferred income tax asset (liability) was comprised of the following (in thousands):

	December 31,
	2011	2010
Current deferred income taxes
Gross assets	$753	$245
Gross liabilities	-	-
Net current deferred income tax asset	753	245

Noncurrent deferred income taxes
Gross assets	679	611
Gross liabilities	(3,301)	(2,310)
Net noncurrent deferred income tax (liability) asset	(2,622)	(1,699)
Net deferred income tax (liability) asset	$(1,869)	$(1,454)

The gross liabilities of the Company's net deferred tax liability arose primarily due to the effect of non-deductible intangible assets and goodwill that were recorded in connection with acquisitions.  The tax effect of temporary differences between GAAP accounting and federal income tax accounting creating deferred income tax assets and liabilities were as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets
Canada net operating loss carryforwards	$53	$-
U.S. net operating loss carryforward	-	383
Pension plan	155	-
Foreign tax credits	455	136
Property and equipment	404	(92)
Other	365	521
	1,432	948
Less valuation allowance	-	-
Net deferred tax assets	1,432	948
Deferred tax liabilities
Other	(3,301)	(2,402)
Deferred liability, net	$(1,869)	$(1,454)

The Company believes that its deferred tax assets in other tax jurisdictions are more likely than not realizable through future reversals of existing taxable temporary differences and its estimate of future taxable income.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits, exclusive of interest and penalties, is as follows (in thousands):

	December 31,
	2011	2010
Balance as of December 31, 2010	$161	$-
Increases related to tax positions taken during the period	104	161
Decreases related to expectations of statute of limitations	-	-
Balance as of December 31, 2011	$265	$161

The Company’s policy is to recognize interest and penalties related to income tax matters as interest expense.

Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty. If any issues addressed in the Company’s tax audits are resolved in a manner not consistent with management’s expectations, the Company could be required to adjust its provision for income taxes in the period such resolution occurs. Although timing of the resolution and/or closure of audits is highly uncertain, the Company does not believe it is reasonably likely that its unrecognized tax benefits would materially change in the next twelve months.